Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
We have adopted an Amended and Restated Equity Award Grant Policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees, including our executive officers, or advisors or consultants to us or advisors or consultants to any of our direct or indirect subsidiaries, pursuant to our equity compensation plans (but excluding our Inducement Plan). Pursuant to the policy, all grants of equity awards must be approved in advance by our Board of Directors, the Compensation Committee or, subject to the delegation requirements in the policy, our CEO. The equity award granting authority delegated to our CEO applies to employees at the vice president level and below who are not (and are not reasonably expected to be upon hiring) officers (as defined in Section 16 of the Exchange Act and Rule
16a-1
promulgated thereunder) and to equity awards within the specific ranges and subject to a maximum annual aggregate amount as may be set forth in the policy, as approved by the Compensation Committee from time to time.
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
Equity awards granted by the Board of Directors, the Compensation Committee or its delegate(s) in connection with the hiring of a new employee or the promotion of an existing employee or the engagement of a new consultant are effective on the first day of the month following the later of (i) the date on which such individual’s employment or consulting term begins or promotion occurs or (ii) the date on which such award is approved by the Board of Directors, the Compensation Committee or its delegate(s); provided however, that the Board or Directors, the Compensation Committee or its delegate, as applicable, retains discretion to make such equity awards at other times to the extent appropriate in the light of such circumstances of such equity awards. In no event will the effective date of the equity award be a date on which the individual’s service relationship with us or our direct or indirect subsidiaries begins.

•
Equity awards granted to existing employees (other than in connection with a promotion) will generally be granted, if at all, on an annual basis, and will be effective on January 15 of the year for which such annual grant relates.

Award Timing Method
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
Equity awards granted by the Board of Directors, the Compensation Committee or its delegate(s) in connection with the hiring of a new employee or the promotion of an existing employee or the engagement of a new consultant are effective on the first day of the month following the later of (i) the date on which such individual’s employment or consulting term begins or promotion occurs or (ii) the date on which such award is approved by the Board of Directors, the Compensation Committee or its delegate(s); provided however, that the Board or Directors, the Compensation Committee or its delegate, as applicable, retains discretion to make such equity awards at other times to the extent appropriate in the light of such circumstances of such equity awards. In no event will the effective date of the equity award be a date on which the individual’s service relationship with us or our direct or indirect subsidiaries begins.

•
Equity awards granted to existing employees (other than in connection with a promotion) will generally be granted, if at all, on an annual basis, and will be effective on January 15 of the year for which such annual grant relates.

Award Timing Predetermined	true
Award Timing MNPI Considered	true